Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Capital Commitments

As of December 31, 2017 and 2018, the Group had capital commitments, mainly in relation to the construction of telecommunications network, as follows:

	2017	2018
	Total	Land and buildings	Equipment	Total
Authorized and contracted for	13,084	3,882	14,499	18,381
Authorized but not contracted for	37,793	7,495	32,001	39,496

	50,877	11,377	46,500	57,877

Summary of Total Future Aggregate Minimum Operating Lease Payments Under Non-cancellable Operating Leases and Other Commitments

As of December 31, 2017 and 2018, the Group had total future aggregate minimum operating lease payments under non-cancellable operating leases and other commitments as follows:

	2017	2018
	Total	Land and buildings	Equipment	Ancillary facilities*	Total**
Arrangements expiring:
- not later than one year	19,131	1,147	7,524	4,154	12,825
- later than one year and not later than five years	29,580	2,044	25,098	12,825	39,967
- later than five years	977	290	1,669	—	1,959

	49,688	3,481	34,291	16,979	54,751

*	The amount included payment commitments for non-lease elements.
**	Variable lease payments are not included in the commitments.